LEASES	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
LEASES
Note 18. LEASES

In accordance with ASU 2016-02, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right‐of‐use (“ROU”) assets and accrued obligations under operating lease (current and non-current) liabilities in the Condensed Consolidated Balance Sheets. Finance lease ROU assets are included in property and equipment, net and accrued obligations under finance lease (current and noncurrent) liabilities in the Condensed Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are classified as a finance lease or an operating lease. The Company classifies a lease as an operating lease when it does not meet any of the criteria of a finance lease as set forth by ASU 2016-02.

ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Most operating leases contain renewal options that provide for rent increases based on prevailing market conditions. The Company has lease extension terms at its properties that have either been extended or are likely to be extended. The terms used to calculate the ROU assets for these properties include the renewal options that the Company is reasonably certain to exercise.

The below are the details of the lease cost and other disclosures regarding the Company’s leases for the three and six months ended December 26, 2020 and December 28, 2019:

	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$83,426	$546,157	$397,569	$2,616,924
Interest on Lease Liabilities	460,297	1,549,769	1,984,118	2,982,699
Operating Lease Cost	8,034,052	7,978,593	15,692,972	14,964,892

Total Lease Expenses	$8,577,775	$10,074,519	$18,074,659	$20,564,515

	2020	2019	2020	2019

Gain on Sale and Leaseback Transactions, Net	$-	$-	$-	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$-	$297,588	$39,880	$297,588
Operating Cash Flows from Operating Leases	$6,918,798	$10,157,732	$16,077,196	$17,329,775
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$-	$2,937,513	$350,249	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$-	$20,993,959	$-	$162,551,190

The weighted-average remaining lease term and discount rate related to the Company’s finance lease liabilities as of December 26, 2020 were 42 years and 15.93%, respectively. The weighted-average remaining lease term and discount rate related to the Company’s operating lease liabilities as of December 26, 2020 were 8 years and 13.38%, respectively. The Company’s lease discount rates are generally based on estimates of its incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

Future lease payments under non-cancelable operating leases and finance leases as of December 26, 2020 are as follows:

Fiscal Year Ending	Operating Leases	Finance Leases

June 26, 2021	$14,166,912	$2,388,782
June 25, 2022	28,762,223	5,344,591
June 24, 2023	28,896,785	5,504,327
June 29, 2024	33,130,642	9,880,306
June 28, 2025	40,475,748	6,542,077
December 27, 2026 and Thereafter	109,374,556	1,076,344,422

Total Lease Payments	254,806,866	1,106,004,505
Less Interest	(132,713,189)	(1,077,756,509)
Present Value of Lease Liability	$122,093,677	$28,247,996

Finance leases noted above contain required security deposits, refer to “Note 8 – Other Assets”.

Lease Deferral Arrangements

During the six months ended December 26, 2020, the Company modified its existing lease arrangements with the Treehouse Real Estate Investment Trust (the “REIT”) in which the REIT agreed to defer a portion of total current monthly base rent on certain cultivation facilities and ground leases for the 36-month period between July 1, 2020 and July 1, 2023 for a total of fourteen properties. Amendments for eight of the properties were accounted for as lease modifications in accordance with ASC 842 “Leases”, whereas six leases related to failed leaseback transactions in which the related finance obligation was modified and accounted for in accordance with ASC 470, “Debt”, see “Note 12 – Notes Payable”, for further discussion. The total amount of all deferred rent accrues interest at 8.6% per annum during the deferral period. As consideration for the rent deferral, the Company issued 3,500,000 warrants to the REIT, each exercisable at $0.34 per share for a period of five years. Upon the analysis of the warrants issued under ASC 815, the Company determined that the warrants are accounted for as a direct cost in relation to the lease and to be measured at fair value and accounted for as an equity instrument. As a result of the modification to the leases discussed above, a gain on lease modification was recognized in the amount of $16,274,615 and is included in gain on disposals of assets, restructuring fees and other expenses in the accompanying Condensed Consolidated Statements of Operations during the six months ended December 26, 2020.

As a result of the adoption of ASC 842 on June 30, 2019, the Company has changed its accounting policy for leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right‐of‐use (“ROU”) assets and accrued obligations under operating lease (current and non-current) liabilities in the Consolidated Balance Sheets. Finance lease ROU assets are included in property and equipment, net and accrued obligations under finance lease (current and noncurrent) liabilities in the Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are classified as a finance lease or an operating lease. A finance lease is a lease in which 1) ownership of the property transfers to the lessee by the end of the lease term; 2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise; 3) the lease is for a major part of the remaining economic life of the underlying asset; 4) The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value; or 5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Company classifies a lease as an operating lease when it does not meet any one of these criteria.

ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Most operating leases contain renewal options that provide for rent increases based on prevailing market conditions. The Company has lease extension terms at its properties that have either been extended or are likely to be extended. The terms used to calculate the ROU assets for these properties include the renewal options that the Company is reasonably certain to exercise.

As of the adoption date, the Company capitalized operating and finance right-of-use assets totaling $153,851,114 and $24,852,891, respectively. The Company leases land, buildings, equipment and other capital assets which it plans to use for corporate purposes and the production and sale of cannabis products. Leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets and are expensed in the Consolidated Statements of Operations on the straight-line basis over the lease term.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain asset groups in California, Nevada and Florida which included right-of-use assets related to operating leases. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups. Accordingly, the Company recorded an impairment of $19,785,621 on its right-of-use assets related to operating leases, which is included as a component of impairment expense in the accompanying Consolidated Statement of Operations.

The below are the details of the lease cost and other disclosures regarding the Company’s leases as of June 27, 2020:

2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$2,752,022
Interest on Lease Liabilities	6,262,019
Operating Lease Cost	30,661,411

Total Lease Expenses	$39,675,453

2020

(Gain) and Loss on Sale and Leaseback Transactions, Net	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$1,785,282
Operating Cash Flows from Operating Leases	$27,304,389
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$152,141,639

2020

Weighted-Average Remaining Lease Term (Years) - Finance Leases	48
Weighted-Average Remaining Lease Term (Years) - Operating Leases	9
Weighted-Average Discount Rate - Finance Leases	10.68%
Weighted-Average Discount Rate - Operating Leases	12.15%

The discount rate used to determine the commencement date present value of lease payments is the interest rate implicit in the lease, or when that is not readily determinable, the Company utilizes its secured borrowing rate. ROU assets include any lease payments required to be made prior to commencement and exclude lease incentives. Both ROU assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Finance Leases

Certain lease monthly payments may escalate up to 3.0% each year, other lease monthly payments will increase to the greater of 3.0% or the consumer price index from the United States Department of Labor in which variability is included within the current and noncurrent finance lease liabilities.

Future minimum principal payments under finance leases are as follows:

Fiscal Year Ending	Finance Leases

June 26, 2021	$1,439,200
June 25, 2022	1,579,608
June 24, 2023	1,790,448
June 29, 2024	2,021,743
June 28, 2025	2,279,010
June 27, 2026 and Thereafter	51,479,265

Total Future Minimum Lease Payments	$60,589,274

Finance leases noted above contain required security deposits, refer to “Note 11 - Other Assets”.

Sale and Leaseback Transactions

During the years ended June 27, 2020 and June 29, 2019, the Company sold and subsequently leased back several of its properties in transactions with the Treehouse Real Estate Investment Trust (the “REIT”) and other third parties for total proceeds of $20,400,000 and $96,373,000, respectively. The Company determined that certain transactions of these sales did not qualify for sale-leaseback treatment under ASC 840 due to prohibited forms of continuing involvement in the assets sold by the Company. Following the adoption of ASC 842 on June 30, 2019, the previously unqualified transactions under ASC 840 were reassessed under criteria provided in the adopted guidance, resulting in no changes in classification of previously unqualified transactions because the lease classification would be a finance lease under ASC 842. Accordingly, the “sold” assets remain within land, building and leasehold improvements, as appropriate, for the duration of the lease and a finance liability equal to the amount of proceeds received was recorded within notes payable. Refer to “Note 17 - Notes Payable”. Upon lease termination, the sale will be recognized by removing the remaining carrying values of the assets and financing liability with any difference recognized as a gain.

During the year ended June 27, 2020, the Company sold two properties and subsequently leased them back. One of the transactions did not qualify for sale leaseback accounting as the resulting lease was a finance lease under ASC 842 and thus did not meet the criteria for transfer of control under ASC 606. Accordingly, the asset remained on the Company’s Consolidated Balance Sheet as of June 27, 2020 at its cost basis and the Company recorded a financing liability for the amount of consideration received. The financing liability is included in notes payable on the Consolidated Balance Sheets. Refer to “Note 17 - Notes Payable” for further information. The other transaction qualified for sale leaseback accounting and the Company recognized a gain immediately upon sale. During the year ended June 29, 2019, of the sale and leaseback transactions, two of the sold properties qualified as a finance lease in which any gains are recognized over the term of the new lease while losses are recognized immediately recognized under ASC 840. Gains recognized upon the sale and leaseback transactions were deferred under ASC 840 as noted below.

As of June 27, 2020 and June 29, 2019, the total deferred gain recorded for the sale and leaseback transactions was as follows:

	2020	2019

Balance at Beginning of Year	$5,297,965	$-

Additions	-	5,666,274
Amortization	(566,625)	(368,309)

Balance at End of Year	4,731,340	5,297,965

Less Current Portion of Deferred Gain	(566,627)	(566,627)

Deferred Gain on Sale of Assets, Net of Current Portion	$4,164,713	$4,731,338

The current portion and non-current portion of deferred gains are included as a component of accounts payable and other non-current liabilities in the Consolidated Balance sheet.

Operating Lease Liabilities

The Company leases certain business facilities from third parties under operating lease agreements that specify minimum rentals. The leases expire through 2038 and contain certain renewal provisions with implied interest rates ranging from 19.2% through 11.7%. The operating leases require monthly payments ranging from $446 to $195,780. Certain lease monthly payments may escalate up to 3.0% each year, other lease monthly payments will increase to the greater of 3.0% or the consumer price index from the United States Department of Labor in which variability is included within the current and noncurrent operating lease liabilities.

Operating Lease Liabilities (Continued)

Future minimum operating lease payments under non-cancelable operating leases is as follows:

Fiscal Year Ending	Operating Leases

June 26, 2021	$34,049,336
June 25, 2022	34,040,450
June 24, 2023	34,224,191
June 29, 2024	31,289,161
June 28, 2025	30,837,827
June 27, 2026 and Thereafter	134,553,668

Total Future Minimum Lease Payments	$298,994,663